Fees Summary	Dec. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,331,250
Previously Paid Amount	1,870.69
Total Fee Amount	1,012.45
Total Offset Amount	0
Net Fee	$ 0